Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2026	$ 79
2027	77
2028	63
2029	68
2030	75
From 2031 to 2035	430
Other Long-Term Benefits
Defined Benefit Plan Disclosure [Line Items]
2026	4
2027	13
2028	12
2029	13
2030	15
From 2031 to 2035	$ 72